Environmental Protection Agency Agreement and Water Treatment Liabilities	9 Months Ended
Sep. 30, 2022
Environmental Remediation Obligations [Abstract]
Environmental Protection Agency Agreement and Water Treatment Liabilities

6. Environmental Protection Agency Agreement and Water Treatment Liabilities

Historical Cost Recovery Payables

As a part of the lease of the Mine, the Company was required to make payments pursuant to an agreement with the Environmental Protection Agency (the “EPA”) whereby for so long as the Company leases, owns and/or occupies the Mine, the Company was required to make payments to the EPA on behalf of Placer Mining in satisfaction of the EPA’s claim for cost recovery related to historical treatment costs paid by the EPA from 1995 to 2017. These payments, if all are made, will total $20,000,000. The agreement called for payments starting with $1,000,000 30 days after a fully ratified agreement was signed (which payment was made) followed by $2,000,000 on November 1, 2018, and $3,000,000 on each of the next five anniversaries with a final $2,000,000 payment on November 1, 2024. The November 1, 2018, November 1, 2019, November 1, 2020, and November 1, 2021, payments were not made. As a result, a total of $11,000,000 was outstanding as of December 31, 2021, accounted for within current liabilities. As the purchase of the Bunker Hill Mine (which would trigger the immediate recognition of the remaining liabilities due through November 1, 2024) had not yet taken place, the remaining $8,000,000 cost recovery liabilities were not recognized on the Company’s balance sheet as of December 31, 2021.

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)

Through 2021, the Company engaged in discussions with the EPA to reschedule these payments in ways that enable the sustainable operation of the Mine as a viable long-term business.

Effective December 19, 2021, the Company entered into an amended Settlement Agreement between the Company, Idaho Department of Environmental Quality, US Department of Justice, and the EPA (the “Amended Settlement”). Upon the effectivity of the Amended Settlement, the Company would become fully compliant with its payment obligations to these parties. The Amended Settlement modified the payment schedule and payment terms for recovery of the aforementioned historical environmental response costs. Pursuant to the terms of the Amended Settlement, upon purchase of the Bunker Hill Mine and the satisfaction of financial assurance commitments (as described below), the $19,000,000 of cost recovery liabilities will be paid by the Company to the EPA on the following dates:

Date	Amount
Within 30 days of Settlement Agreement	$2,000,000
November 1, 2024	$3,000,000
November 1, 2025	$3,000,000
November 1, 2026	$3,000,000
November 1, 2027	$3,000,000
November 1, 2028	$3,000,000
November 1, 2029	$2,000,000 plus accrued interest

In addition to the changes in payment terms and schedule, the Amended Settlement included a commitment by the Company to secure $17,000,000 of financial assurance in the form of performance bonds or letters of credit deemed acceptable to the EPA within 180 days from the effective date of the Amended Settlement Agreement. Once put in place, the financial assurance can be drawn on by the EPA in the event of non-performance by the Company of its payment obligations under the Amended Settlement (the “Financial Assurance”). The amount of the bonds will decrease over time as individual payments are made.

The Company completed the purchase of the Mine (see note 5) and made the initial $2,000,000 cost recovery payment on January 7, 2022. Concurrent with the purchase of the Mine, the Company assumed the balance of the EPA liability totaling $17,000,000, an increase of $8,000,000.

As of March 31, 2022, the financial assurance had not yet been secured, and as such the Company accounted for the $17,000,000 liabilities according to the previous payment schedule, resulting in $12,000,000 classified as a current liability and $5,000,000 as a long-term liability. The long-term portion was discounted at an interest rate of 16.5% to arrive at a net present value of $3,402,425 after discount.

During the quarter ended June 30, 2022, the Company was successful in obtaining the final financial assurance. Specifically, a $9,999,000 payment bond and a $7,001,000 letter of credit were secured and provided to the EPA. This milestone provides for the Company to recognize the effects of the change in terms of the EPA liability as outlined in the December 19, 2021 agreement. Once the financial assurance was put into place, the restructuring of the payment stream under the Amendment occurred with the entire $17,000,000 liability being recognized as long-term in nature. The aforementioned payment bond is secured by a $2,475,000 letter of credit. The $2,475,000 and $7,001,000 letters of credit are secured by $9,476,000 of cash deposits under an agreement with a commercial bank. These cash deposits comprise the $9,476,000 of restricted cash shown within current assets as of September 30, 2022.

Under ASC 470-50, Debt Modifications and Extinguishments, the Company performed a comparison of NPV’s of the pre-settlement Cost Recovery obligation to the post-settlement schedule of Cost Recovery obligation to determine this was an extinguishment of debt. The Company recorded a gain on extinguishment of debt totaling $8,614,103. The old debt, including any discount, was written off and the new payment stream of the amended $17,000,000 table, including the new discount of $9,927,590, using the effective interest rate of 19.95%, was recorded to result in a net liability of $7,072,410, which is due long-term. During the three and nine months ended September 30, 2022, the Company recorded combined discount amortization expense of $347,614 and $631,701 on the discounted pre- and post-extinguishment liability, respectively, bringing the net liability to $7,420,024 as of September 30, 2022. As at September 30, 2022 interest of $192,923 ($306,501 at December 31, 2021) is included in interest payable on the condensed consolidated balance sheet.

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)

Water Treatment Charges – EPA

Separate to the cost recovery liabilities outlined above, the Company is responsible for the payment of ongoing water treatment charges. Water treatment charges incurred through December 31, 2021 are payable to the EPA, and charges thereafter are payable to the Idaho Department of Environmental Quality (“IDEQ”) given a handover of responsibilities for the Central Treatment Plant from the EPA to the IDEQ as of that date. The Company previously estimated a balance due to the EPA of $5,110,706 for ongoing water treatment through December 31, 2021. During the six months ended June 30, 2022, the Company received an invoice from the EPA for water treatment through October 2021. As a result, the Company reversed its previous accruals for this period and adjusted its estimated charges for November and December 2021. Through recent discussions with the EPA, the Company has confirmed that payments to the IDEQ for water treatment charges cannot be netted against invoices payable to the EPA. After taking this into account, the additional invoice received from the EPA, and a $1,000,000 payment made in April 2022, the Company has estimated water treatment payables to the EPA of $3,847,141 as of September 30, 2022 and $5,110,706 at December 31, 2021, which is reflected in current liabilities.

Water Treatment Charges – IDEQ

For water treatment charges beginning January 2022, the Company makes a monthly accrual of $80,000 to cover the IDEQ’s estimated costs of treating water at the water treatment facility. The Company also pays an agreed-upon monthly amount of $140,000, with a true-up to be recorded and credited to or paid by the Company once the actual annual costs are determined each year. At September 30, 2022, the Company has accrued $720,000 for water treatment costs to IDEQ and has prepaid $1,260,000, leaving a net prepaid of $540,000 ($nil at December 31, 2021) which is included in prepaid expenses on the unaudited condensed interim consolidated balance sheet.